Label	Element	Value
MFS® Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000783740_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUS The date of this supplement is February 1, 2018. MFS® Conservative Allocation Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Conservative Allocation Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective immediately, the following is added just after the table in the section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information":

As of April 1, 2018, the fund's approximate target allocation among the Specialty Funds is expected to be:

Specialty Funds:	4.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	2.0%

All percentages are rounded to the nearest tenth of a percent.